NET LOSS PER COMMON SHARE - Basic and diluted losses per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Numerator:
Net loss	$ (8,575)	$ (12,870)	$ (73,845)	$ (54,344)
Net loss attributable to common stockholders - basic (Note 12)	(8,575)	(12,870)	(73,845)	(54,344)
Net loss attributable to common stockholders - diluted (Note 12)	$ (8,575)	$ (12,870)	$ (73,845)	$ (54,344)
Denominator:
Basic weighted average shares outstanding (In shares)	5,056,994	5,016,149	5,026,704	5,009,250
Diluted weighted average shares outstanding (In shares)	5,056,994	5,016,149	5,026,704	5,009,250
Basic net income (loss) per share (In dollars per share)	$ (1.7)	$ (2.57)	$ (14.69)	$ (10.85)
Diluted net income (loss) per share (In dollars per share)	$ (1.7)	$ (2.57)	$ (14.69)	$ (10.85)